PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT - Schedule of Accounts Receivable (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule Of Accounts Receivable Abstract
Advance to third parties	[1]	$ 2,601,051	$ 3,151,947
Advance to investment escrow account		1,000,000	1,000,000
Others		226,651	505,067
Total		$ 3,827,702	$ 4,657,014

[1]	Advance to third parties are short term in nature and are due on demand with no interest bearing.